Prepaid Expenses And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Prepaid Expense and Other Assets [Abstract]
Schedule Of Prepaid Expenses And Other Current Assets	Prepaid expenses and other current assets consist of the following at year end:

	2014	2013
Prepaid taxes	$43,228	$45,782
Prepaid expenses	29,279	48,576
Promotion items	12,086	14,786
	$84,593	$109,144